SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                        MULTIPLE PAYMENT PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VLI SEPARATE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                             NEW UNDERLYING MUTUAL FUND NAME

     Dreyfus Stock Index Fund, Inc.                              Dreyfus Stock Index Fund, Inc. - Initial shares

     Gartmore Variable Insurance Trust ("GVIT") - Gartmore       GVIT - Gartmore GVIT Nationwide(R)Fund:
     GVIT Total Return Fund: Class I (formerly, Total Return     Class I
     Fund)

     GVIT - MAS GVIT Multi Sector Bond Fund: Class I             GVIT - Van Kampen GVIT Multi Sector Bond Fund: Class I
     (formerly, MAS NSAT Multi Sector Bond Fund)

     GVIT - Strong GVIT Mid Cap Growth Fund:                     GVIT - Gartmore GVIT Mid Cap Growth Fund: Class I
     Class I (formerly, Strong NSAT Mid Cap Growth
     Fund)

     Neuberger Berman Advisors Management Trust -                 Neuberger Berman Advisors Management Trust -
     AMT Limited Maturity Bond Portfolio                          AMT Limited Maturity Bond Portfolio: Class I

     Oppenheimer Variable Account Funds - Oppenheimer Main        Oppenheimer Variable Account Funds - Oppenheimer Main
     Street(R)Growth & Income Fund/VA: Initial Class              Street(R)Fund/VA: Initial Class

     The Universal Institutional Funds, Inc. - Emerging          The Universal Institutional Funds, Inc. - Emerging
     Markets Debt Portfolio                                      Markets Debt Portfolio: Class I

     The Universal Institutional Funds, Inc. - U.S. Real         The Universal Institutional Funds, Inc. - U.S. Real
     Estate Portfolio                                            Estate Portfolio: Class I

2.   THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED SUBADVISERS:

              UNDERLYING MUTUAL FUND                       OLD SUBADVISER                        NEW SUBADVISER
              ----------------------                       --------------                        --------------
     GVIT - Van Kampen GVIT Multi Sector        Miller, Anderson & Sherrerd, LLP        Van Kampen Asset Management, Inc.
     Bond Fund: Class I

     The Dreyfus Socially Responsible Growth    NCM Capital Management Group, Inc.      The Dreyfus Corporation
     Fund, Inc.: Initial Shares

3. EFFECTIVE OCTOBER 21, 2002, THE DREYFUS INVESTMENT PORTFOLIOS - EUROPEAN EQUITY PORTFOLIO: INITIAL CLASS LIQUIDATED AND IS NO LONGER AVAILABLE AS AN UNDERLYING MUTUAL FUND.

     EFFECTIVE FEBRUARY 28, 2003, THE STRONG VARIABLE INSURANCE FUNDS, INC. - INTERNATIONAL STOCK FUND II LIQUIDATED AND IS NO LONGER AVAILABLE AS AN UNDERLYING MUTUAL FUND.